JD Finance reorganization (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	¥ 4,204,659	¥ 3,881,475
Total current assets held for sale	22,154,494
Non-current assets
Total non-current assets held for sale	7,332,411
Current liabilities
Total current liabilities held for sale	23,757,402
Non-current liabilities
Total non-current liabilities held for sale	1,811,612
Redeemable non-controlling interests held for sale	7,056,921
JD Finance | Held-for-sale
Current assets
Cash and cash equivalents	4,204,659
Restricted cash	2,098,315
Accounts receivable, net	1,323,401
Advance to suppliers	1,166,619
Loan receivables, net	8,681,592
Other investments	10,766,920
Other current assets	1,577,213
Elimination adjustments	(7,664,225)
Total current assets held for sale	22,154,494
Non-current assets
Other investments	6,997,425
Other non-current assets	2,231,186
Elimination adjustments	(1,896,200)
Total non-current assets held for sale	7,332,411
Total assets held for sale	29,486,905
Current liabilities
Short-term borrowings	6,455,031
Nonrecourse securitization debt	158,112
Other current liabilities	17,144,259
Total current liabilities held for sale	23,757,402
Non-current liabilities
Nonrecourse securitization debt	1,759,238
Other non-current liabilities	52,374
Total non-current liabilities held for sale	1,811,612
Total liabilities held for sale	25,569,014
Redeemable non-controlling interests held for sale	¥ 7,056,921